Non-controlling interest (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	May 31, 2023	May 31, 2022	May 31, 2023	May 31, 2022	Aug. 31, 2022
IfrsStatementLineItems [Line Items]
Revenue	$ 9,317	$ 5,732	$ 29,133	$ 9,066
Comprehensive loss for the period/year	(374)	3,188	4,736	28
Current assets	16,029		16,029		$ 15,852
Non-current assets	68,144		68,144		55,993
Current liabilities	19,436		19,436		17,250
Non-controlling interests [member] | Buckreef [Member]
IfrsStatementLineItems [Line Items]
Revenue	9,317	5,732	29,133	9,066
Comprehensive loss for the period/year	1,979	$ 2,793	8,638	$ 4,528
Current assets	9,945		9,945		7,253
Non-current assets	65,875		65,875		53,789
Current liabilities	(11,966)		(11,966)		(8,602)
Non-current liabilities	6,475		6,475		2,815
Advances from parent, net	$ (36,840)		$ (36,840)		$ (37,725)